Quarterly Consolidated Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Quarterly Consolidated Financial Information [Abstract]
Revenues	$ 1,209,676	[1]	$ 1,175,445	[1]	$ 1,191,030	[1]	$ 1,259,434	[1]	$ 1,220,012	[1]	$ 1,198,023	[1]	$ 1,200,632	[1]	$ 1,237,475	[1]	$ 4,835,585	$ 4,856,142	$ 4,160,108
Income (loss) from continuing operations	(50,747)	[1]	(15,762)	[1]	13,729	[1]	10,874	[1]	(82,453)	[1]	8,836	[1]	11,006	[1]	17,128	[1]	(41,906)	(45,483)	(66,543)
Discontinued operations, net of income taxes:
Loss from operations	(7,150)	[1]	(25,466)	[1]	(1,050)	[1]	(5,376)	[1]	2,556	[1]	1,051	[1]	4,613	[1]	2,684	[1]	(122,929)	6,159	12,824
Loss on divestiture of operations	(5,994)	[1]	(65,016)	[1]	(10,852)	[1]	(2,025)	[1]	(939)	[1]	(2,280)	[1]	(356)	[1]	(1,170)	[1]	(83,887)	(4,745)
Income (loss) from discontinued operations	(13,144)	[1]	(90,482)	[1]	(11,902)	[1]	(7,401)	[1]	1,617	[1]	(1,229)	[1]	4,257	[1]	1,514	[1]	(122,696)	6,498	12,981
Net loss	(63,891)	[1]	(106,244)	[1]	1,827	[1]	3,473	[1]	(80,836)	[1]	7,607	[1]	15,263	[1]	18,642	[1]	(164,835)	(39,324)	(53,719)
Continuing operations	(2,466)	[1]	(841)	[1]	(116)	[1]	(467)	[1]	(923)	[1]	(121)	[1]	171	[1]	(509)	[1]	3,890	1,382	(81)
Discontinued operations	61	[1]	87	[1]	34	[1]	51	[1]	133	[1]	80	[1]	68	[1]	58	[1]	(233)	(339)	(157)
(Earnings) loss attributable to noncontrolling interests	(2,405)	[1]	(754)	[1]	(82)	[1]	(416)	[1]	(790)	[1]	(41)	[1]	239	[1]	(451)	[1]	(3,657)	(1,043)	238
Loss attributable to Kindred	$ (66,296)	[1]	$ (106,998)	[1]	$ 1,745	[1]	$ 3,057	[1]	$ (81,626)	[1]	$ 7,566	[1]	$ 15,502	[1]	$ 18,191	[1]	$ (168,492)	$ (40,367)	$ (53,481)
Basic:
Loss from continuing operations	$ (1.02)	[1]	$ (0.31)	[1]	$ 0.25	[1]	$ 0.20	[1]	$ (1.61)	[1]	$ 0.16	[1]	$ 0.21	[1]	$ 0.32	[1]	$ (0.88)	$ (0.91)	$ (1.44)
Discontinued operations:
Income (loss) from operations	$ (0.14)	[1]	$ (0.49)	[1]	$ (0.02)	[1]	$ (0.10)	[1]	$ 0.05	[1]	$ 0.02	[1]	$ 0.09	[1]	$ 0.05	[1]	$ (0.74)	$ 0.22	$ 0.28
Loss on divestiture of operations	$ (0.11)	[1]	$ (1.24)	[1]	$ (0.20)	[1]	$ (0.04)	[1]	$ (0.02)	[1]	$ (0.04)	[1]	$ (0.01)	[1]	$ (0.02)	[1]
Loss from discontinued operations	$ (0.25)	[1]	$ (1.73)	[1]	$ (0.22)	[1]	$ (0.14)	[1]	$ 0.03	[1]	$ (0.02)	[1]	$ 0.08	[1]	$ 0.03	[1]
Net income (loss)	$ (1.27)	[1]	$ (2.04)	[1]	$ 0.03	[1]	$ 0.06	[1]	$ (1.58)	[1]	$ 0.14	[1]	$ 0.29	[1]	$ 0.35	[1]	$ (3.23)	$ (0.78)	$ (1.16)
Diluted:
Loss from continuing operations, Diluted	$ (1.02)	[1]	$ (0.31)	[1]	$ 0.25	[1]	$ 0.20	[1]	$ (1.61)	[1]	$ 0.16	[1]	$ 0.21	[1]	$ 0.32	[1]	$ (0.88)	$ (0.91)	$ (1.44)
Discontinued operations:
Loss from operations	$ (0.14)	[1]	$ (0.49)	[1]	$ (0.02)	[1]	$ (0.10)	[1]	$ 0.05	[1]	$ 0.02	[1]	$ 0.09	[1]	$ 0.05	[1]
Loss on divestiture of operations	$ (0.11)	[1]	$ (1.24)	[1]	$ (0.20)	[1]	$ (0.04)	[1]	$ (0.02)	[1]	$ (0.04)	[1]	$ (0.01)	[1]	$ (0.02)	[1]
Income (loss) from operations	$ (0.25)	[1]	$ (1.73)	[1]	$ (0.22)	[1]	$ (0.14)	[1]	$ 0.03	[1]	$ (0.02)	[1]	$ 0.08	[1]	$ 0.03	[1]	$ (0.74)	$ 0.22	$ 0.28
Net income (loss)	$ (1.27)	[1]	$ (2.04)	[1]	$ 0.03	[1]	$ 0.06	[1]	$ (1.58)	[1]	$ 0.14	[1]	$ 0.29	[1]	$ 0.35	[1]	$ (3.23)	$ (0.78)	$ (1.16)
Shares used in computing earnings (loss) per common share:
Basic	52,344	[1]	52,323	[1]	52,265	[1]	52,062	[1]	51,692	[1]	51,676	[1]	51,664	[1]	51,603	[1]	52,249	51,659	46,280
Diluted	52,344	[1]	52,323	[1]	52,284	[1]	52,083	[1]	51,692	[1]	51,709	[1]	51,675	[1]	51,638	[1]	52,249	51,659	46,280
Market prices:
High	$ 20.51	[1]	$ 16.63	[1]	$ 14.49	[1]	$ 11.74	[1]	$ 12.13	[1]	$ 12.76	[1]	$ 10.87	[1]	$ 13.62	[1]
Low	$ 13.13	[1]	$ 12.50	[1]	$ 9.75	[1]	$ 10.21	[1]	$ 9.68	[1]	$ 8.80	[1]	$ 7.60	[1]	$ 8.63	[1]

[1]	(a) See accompanying discussion of certain quarterly items.